LEASE LIABILITIES AND RIGHT OF USE ASSETS (Details 1) - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Classes of property
Computer equipment	$ 19,754	$ 95,506	$ 0
Less: accumulated depreciation		(16,117)	0
Capital Leases, Balance Sheet, Assets by Major Class, Net		79,389	$ 0
Computer Equipment [Member]
Classes of property
Computer equipment	115,260	95,506
Less: accumulated depreciation	(25,173)	(16,117)
Capital Leases, Balance Sheet, Assets by Major Class, Net	$ 90,087	$ 79,389